Shareholder Report, Holdings (Details) - C000012470	Dec. 31, 2025
SK hynix, Inc.None_6450267
Holdings [Line Items]
Percent of Total Investments	2.92%
United Therapeutics Corp.None_91307C102
Holdings [Line Items]
Percent of Total Investments	2.41%
Samsung Electronics Co., Ltd.None_6771720
Holdings [Line Items]
Percent of Total Investments	2.34%
Marubeni Corp.None_6569464
Holdings [Line Items]
Percent of Total Investments	1.66%
International Consolidated Airlines Group SANone_B5M6XQ7
Holdings [Line Items]
Percent of Total Investments	1.66%
Gilead Sciences, Inc.None_375558103
Holdings [Line Items]
Percent of Total Investments	1.62%
Popular, Inc.None_733174700
Holdings [Line Items]
Percent of Total Investments	1.60%
Shinhan Financial Group Co., Ltd.None_6397502
Holdings [Line Items]
Percent of Total Investments	1.59%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	1.59%
ITOCHU Corp.None_6467803
Holdings [Line Items]
Percent of Total Investments	1.57%
United States
Holdings [Line Items]
Percent of Total Investments	33.30%
Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
South Korea
Holdings [Line Items]
Percent of Total Investments	9.60%
France
Holdings [Line Items]
Percent of Total Investments	7.80%
Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.30%
Norway
Holdings [Line Items]
Percent of Total Investments	3.70%
Ireland
Holdings [Line Items]
Percent of Total Investments	3.00%
Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
Sweden
Holdings [Line Items]
Percent of Total Investments	2.50%
China
Holdings [Line Items]
Percent of Total Investments	2.40%
Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
Italy
Holdings [Line Items]
Percent of Total Investments	1.90%
Canada
Holdings [Line Items]
Percent of Total Investments	1.90%
Puerto Rico
Holdings [Line Items]
Percent of Total Investments	1.60%
Netherlands
Holdings [Line Items]
Percent of Total Investments	1.40%
Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.20%
Singapore
Holdings [Line Items]
Percent of Total Investments	1.10%
Taiwan
Holdings [Line Items]
Percent of Total Investments	0.80%
Chile
Holdings [Line Items]
Percent of Total Investments	0.80%
Belgium
Holdings [Line Items]
Percent of Total Investments	0.50%
Russia
Holdings [Line Items]
Percent of Total Investments	0.00%
Financials
Holdings [Line Items]
Percent of Total Investments	26.80%
Industrials
Holdings [Line Items]
Percent of Total Investments	17.10%
Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
Information Technology
Holdings [Line Items]
Percent of Total Investments	9.20%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
Energy
Holdings [Line Items]
Percent of Total Investments	4.70%
Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%